Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Ant Financial and its affiliates
Related party transactions
Schedule of transactions

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	2,086	3,444	517
SME Annual Fee (ii)	847	956	954
Administrative and support services (iii)	531	676	1,017
Commission on transactions (iii)	409	497	591
Cloud computing revenue (iii)	264	482	761
Other amounts earned (iii)	144	529	898
	4,281	6,584	4,738

Amounts incurred by the Company
Payment processing fee (iv)	5,487	6,295	8,252
Other amounts incurred (iii)	952	1,894	1,328
	6,439	8,189	9,580

(i)

In 2014, the Company entered into the 2014 IPLA with Ant Financial. Under the 2014 IPLA, the Company receives the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments (Note 4(a)).

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Financial. The amounts reimbursed by Ant Financial to the Company were RMB245 million, RMB37 million and RMB106 million for the years ended March 31, 2017, 2018 and 2019, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial in 2014. In calendar years 2016 to 2017, the Company received the SME Annual Fee equal to 2.5% of the average daily balance of the SME loans made by Ant Financial and its affiliates. In calendar years 2018 to 2021, the Company received or will receive the SME Annual Fee equal to the amount paid in calendar year 2017 (Note 4(a)).

(iii)

The Company has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial, its subsidiaries and affiliates on various sales and marketing, cloud computing, treasury management, and other administrative and support services.

In addition, the Company entered into agreements with Ant Financial and its affiliates under which the Company receives a cash reimbursement for RSUs and options relating to the certain shares granted to employees of Ant Financial, its subsidiaries and affiliates, upon the vesting of the RSUs and options.

(iv)

The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing services in exchange for a payment processing fee, which was recognized in cost of revenue.